UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin New York Tax-Free Income Fund
Class A [FNYQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin New York Tax-Free Income Fund returned 3.63%. The Fund compares its performance to the  Bloomberg New York Municipal Bond Index, which returned 4.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Underweight bonds with 10 years or less to maturity
↓	Selection in AA rated bonds
↓	Selection in A rated bonds
Franklin New York Tax-Free Income Fund	PAGE 1	1115-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.63	0.71	1.57
Class A (with sales charge)	-0.25	-0.05	1.18
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg New York Municipal Bond Index	4.65	1.47	2.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,687,285,818
Total Number of Portfolio Holdings	450
Total Management Fee Paid	$12,319,831
Portfolio Turnover Rate	14.51%
Franklin New York Tax-Free Income Fund	PAGE 2	1115-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Tax-Free Income Fund	PAGE 3	1115-ATSR-0426

Franklin New York Tax-Free Income Fund
Class A1 [FNYTX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin New York Tax-Free Income Fund returned 3.89%. The Fund compares its performance to the  Bloomberg New York Municipal Bond Index, which returned 4.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Underweight bonds with 10 years or less to maturity
↓	Selection in AA rated bonds
↓	Selection in A rated bonds
Franklin New York Tax-Free Income Fund	PAGE 1	115-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.89	0.86	1.70
Class A1 (with sales charge)	-0.02	0.09	1.31
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg New York Municipal Bond Index	4.65	1.47	2.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,687,285,818
Total Number of Portfolio Holdings	450
Total Management Fee Paid	$12,319,831
Portfolio Turnover Rate	14.51%
Franklin New York Tax-Free Income Fund	PAGE 2	115-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Tax-Free Income Fund	PAGE 3	115-ATSR-0426

Franklin New York Tax-Free Income Fund
Class C [FNYIX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$122	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin New York Tax-Free Income Fund returned 3.33%. The Fund compares its performance to the  Bloomberg New York Municipal Bond Index, which returned 4.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Underweight bonds with 10 years or less to maturity
↓	Selection in AA rated bonds
↓	Selection in A rated bonds
Franklin New York Tax-Free Income Fund	PAGE 1	215-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.33	0.33	1.15
Class C (with sales charge)	2.33	0.33	1.15
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg New York Municipal Bond Index	4.65	1.47	2.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,687,285,818
Total Number of Portfolio Holdings	450
Total Management Fee Paid	$12,319,831
Portfolio Turnover Rate	14.51%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin New York Tax-Free Income Fund	PAGE 2	215-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Tax-Free Income Fund	PAGE 3	215-ATSR-0426

Franklin New York Tax-Free Income Fund
Class R6 [FKTJX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin New York Tax-Free Income Fund returned 3.94%. The Fund compares its performance to the  Bloomberg New York Municipal Bond Index, which returned 4.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Underweight bonds with 10 years or less to maturity
↓	Selection in AA rated bonds
↓	Selection in A rated bonds
Franklin New York Tax-Free Income Fund	PAGE 1	8115-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.94	1.01	1.81
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg New York Municipal Bond Index	4.65	1.47	2.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,687,285,818
Total Number of Portfolio Holdings	450
Total Management Fee Paid	$12,319,831
Portfolio Turnover Rate	14.51%
Franklin New York Tax-Free Income Fund	PAGE 2	8115-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Tax-Free Income Fund	PAGE 3	8115-ATSR-0426

Franklin New York Tax-Free Income Fund
Advisor Class [FNYAX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin New York Tax-Free Income Fund returned 3.99%. The Fund compares its performance to the  Bloomberg New York Municipal Bond Index, which returned 4.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Underweight bonds with 10 years or less to maturity
↓	Selection in AA rated bonds
↓	Selection in A rated bonds
Franklin New York Tax-Free Income Fund	PAGE 1	615-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.99	0.96	1.80
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg New York Municipal Bond Index	4.65	1.47	2.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,687,285,818
Total Number of Portfolio Holdings	450
Total Management Fee Paid	$12,319,831
Portfolio Turnover Rate	14.51%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin New York Tax-Free Income Fund	PAGE 2	615-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Tax-Free Income Fund	PAGE 3	615-ATSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $47,132 in February 28, 2025 and $42,511 in February 28, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $9,750 in February 28, 2025 and $9,750 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,326 in February 28, 2025 and $1,690,011 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
New York Tax-Free
Income Fund
Financial Statements and Other Important Information
Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 19
Notes to Financial Statements 23
Report of Independent Registered Public Accounting Firm 31
Tax Information 32
Changes In and Disagreements with Accountants 33
Results of Meeting(s) of Shareholders 33
Remuneration Paid to Directors, Officers and Others 33
Board Approval of Management and Subadvisory Agreements 33

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.98 $10.02 $9.72 $10.83 $11.38 $11.09
Income from investment operations
c
:
Net investment income
d
............. 0.33 0.31 0.30 0.27 0.19 0.28
Net realized and unrealized gains (losses) 0.02 (0.04) 0.30 (1.11) (0.55) 0.29
Total from investment operations ........ 0.35 0.27 0.60 (0.84) (0.36) 0.57
Less distributions from:
Net investment income .............. (0.33) (0.31) (0.30) (0.27) (0.19) (0.28)
Net asset value, end of year ........... $10.00 $9.98 $10.02 $9.72 $10.83 $11.38
Total return
e
....................... 3.63% 2.78% 6.29% (7.77)% (3.25)% 5.15%
Ratios to average net assets
f
Expenses ......................... 0.80% 0.78%
g
0.75%
g
0.81%
g
0.82%
g
0.78%
g
Net investment income ............... 3.44% 3.13% 3.08% 2.74% 2.21% 2.48%
Supplemental data
Net assets, end of year (000’s) ......... $338,951 $351,699 $361,554 $351,002 $409,409 $367,358
Portfolio turnover rate ................ 14.51% 19.14% 15.99% 22.81% 11.94% 12.15%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.98 $10.03 $9.73 $10.84 $11.39 $11.10
Income from investment operations
c
:
Net investment income
d
............. 0.35 0.33 0.32 0.29 0.20 0.30
Net realized and unrealized gains (losses) 0.02 (0.05) 0.29 (1.12) (0.55) 0.28
Total from investment operations ........ 0.37 0.28 0.61 (0.83) (0.35) 0.58
Less distributions from:
Net investment income .............. (0.34) (0.33) (0.31) (0.28) (0.20) (0.29)
Net asset value, end of year ........... $10.01 $9.98 $10.03 $9.73 $10.84 $11.39
Total return
e
....................... 3.89% 2.83% 6.44% (7.63)% (3.13)% 5.31%
Ratios to average net assets
f
Expenses ......................... 0.65% 0.63%
g
0.60%
g
0.66%
g
0.67%
g
0.63%
g
Net investment income ............... 3.59% 3.28% 3.23% 2.89% 2.36% 2.63%
Supplemental data
Net assets, end of year (000’s) ......... $1,539,847 $1,690,956 $1,891,646 $2,010,712 $2,514,275 $2,775,454
Portfolio turnover rate ................ 14.51% 19.14% 15.99% 22.81% 11.94% 12.15%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.97 $10.02 $9.72 $10.82 $11.38 $11.08
Income from investment operations
c
:
Net investment income
d
............. 0.29 0.27 0.26 0.23 0.15 0.24
Net realized and unrealized gains (losses) 0.03 (0.05) 0.30 (1.10) (0.56) 0.29
Total from investment operations ........ 0.32 0.22 0.56 (0.87) (0.41) 0.53
Less distributions from:
Net investment income .............. (0.29) (0.27) (0.26) (0.23) (0.15) (0.23)
Net asset value, end of year ........... $10.00 $9.97 $10.02 $9.72 $10.82 $11.38
Total return
e
....................... 3.33% 2.26% 5.86% (8.06)% (3.62)% 4.83%
Ratios to average net assets
f
Expenses ......................... 1.20% 1.18%
g
1.15%
g
1.21%
g
1.22%
g
1.18%
g
Net investment income ............... 3.04% 2.73% 2.67% 2.33% 1.82% 2.10%
Supplemental data
Net assets, end of year (000’s) ......... $28,569 $47,875 $64,099 $89,134 $129,772 $202,215
Portfolio turnover rate ................ 14.51% 19.14% 15.99% 22.81% 11.94% 12.15%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.00 $10.04 $9.74 $10.85 $11.41 $11.11
Income from investment operations
c
:
Net investment income
d
............. 0.36 0.34 0.33 0.30 0.21 0.31
Net realized and unrealized gains (losses) 0.02 (0.04) 0.30 (1.11) (0.55) 0.30
Total from investment operations ........ 0.38 0.30 0.63 (0.81) (0.34) 0.61
Less distributions from:
Net investment income .............. (0.36) (0.34) (0.33) (0.30) (0.22) (0.31)
Net asset value, end of year ........... $10.02 $10.00 $10.04 $9.74 $10.85 $11.41
Total return
e
....................... 3.94% 3.07% 6.55% (7.48)% (3.10)% 5.54%
Ratios to average net assets
f
Expenses ......................... 0.50% 0.49%
g
0.49%
g
0.51%
g
0.50%
g
0.50%
g
Net investment income ............... 3.74% 3.42% 3.34% 3.04% 2.52% 2.76%
Supplemental data
Net assets, end of year (000’s) ......... $145,803 $124,350 $98,748 $86,891 $97,268 $89,785
Portfolio turnover rate ................ 14.51% 19.14% 15.99% 22.81% 11.94% 12.15%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.99 $10.04 $9.74 $10.84 $11.40 $11.10
Income from investment operations
c
:
Net investment income
d
............. 0.36 0.34 0.33 0.30 0.21 0.31
Net realized and unrealized gains (losses) 0.02 (0.05) 0.29 (1.11) (0.56) 0.29
Total from investment operations ........ 0.38 0.29 0.62 (0.81) (0.35) 0.60
Less distributions from:
Net investment income .............. (0.35) (0.34) (0.32) (0.29) (0.21) (0.30)
Net asset value, end of year ........... $10.02 $9.99 $10.04 $9.74 $10.84 $11.40
Total return
e
....................... 3.99% 2.93% 6.54% (7.44)% (3.15)% 5.50%
Ratios to average net assets
f
Expenses ......................... 0.55% 0.53%
g
0.50%
g
0.57%
g
0.57%
g
0.53%
g
Net investment income ............... 3.69% 3.38% 3.35% 3.01% 2.46% 2.73%
Supplemental data
Net assets, end of year (000’s) ......... $634,117 $638,348 $489,421 $328,181 $277,600 $287,411
Portfolio turnover rate ................ 14.51% 19.14% 15.99% 22.81% 11.94% 12.15%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Schedule of Investments, February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 7,090,824
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
7,090,824
Municipal Bonds 97.7%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 5,800,000 4,887,245
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 17,278,664
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,623,951
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,834,494
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 22,800,000 19,530,653
42,267,762
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,935,000 2,070,507
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.56%, 12/01/45 .................. 15,875,000 7,957,058
10,027,565
Illinois 0.6%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 12/15/42 ........................................... 6,970,000 6,887,316
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 10,310,000 8,900,928
15,788,244
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 3,725,000 3,821,431
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 1,025,000 1,162,049
4,983,480
New York 89.3%
Albany Capital Resource Corp. ,
Revenue , 2025 A , 5.25% , 5/01/50 ..................................... 4,000,000 4,272,008
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. 6,505,000 6,879,882
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,803,429
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.75% , 6/01/54 .... 1,200,000 1,145,208
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,250,000 2,189,809
Allegany County Capital Resource Corp. ,
Alfred University , Revenue , 2024 , 5.25% , 4/01/49 .......................... 1,700,000 1,724,639
Alfred University , Revenue , 2024 , 5.25% , 4/01/54 .......................... 3,000,000 3,020,507
Battery Park City Authority ,
Revenue, Senior Lien , 2023 A , 5% , 11/01/48 ............................. 20,000,000 21,233,116
d
Revenue, Senior Lien , 2025 , Refunding , 5.25% , 11/01/55 .................... 6,000,000 6,481,879
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,396,217
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 8,000,000 6,850,157

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ $ 1,600,000 $ 1,617,253
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 1,530,000 1,485,893
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 1,017,142
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding , AG
Insured , 3% , 4/01/45 .............................................. 7,045,000 5,748,627
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 999,997
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 967,818
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 2,500,000 1,892,181
Build NYC Resource Corp. ,
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/51 .............................. 1,000,000 1,066,547
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/56 .............................. 1,000,000 1,061,866
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 395,052
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 669,943
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 769,101
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 647,177
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 1,200,000 1,222,345
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 704,341
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 548,410
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 4,053,538
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 1,009,543
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,510,279
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/50 ...................... 4,500,000 4,760,156
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 4,925,000 5,163,287
e
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 2,050,683
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 ................. 1,010,000 1,079,827
City of New York ,
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 14,330,000 14,884,057
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 12,846,625
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 16,858,552
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,266,397
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 9,887,067
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,661,545
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,828,948
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 2,946,032
GO , 2024 D , 5.5% , 4/01/49 .......................................... 10,000,000 10,819,375
GO , 2024 D , 5.25% , 4/01/54 ......................................... 10,500,000 11,053,705
GO , 2025 E , 5.25% , 8/01/50 ......................................... 4,500,000 4,791,085
GO , 2025 E , 5% , 8/01/54 ............................................ 4,500,000 4,661,926
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 1,150,000 1,219,936
GO , 2026 D , 5.25% , 10/01/55 ........................................ 8,000,000 8,476,422
b
Clinton County Capital Resource Corp. ,
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.5% , 7/01/40 ................................. 600,000 628,602
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 5% , 7/01/46 ................................... 900,000 937,005
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... 175,000 192,846
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... 185,000 203,215
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... 500,000 546,463

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... $ 200,000 $ 206,745
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 205,272
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 250,000 255,002
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 253,370
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 100,997
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 100,286
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. 10,550,000 10,609,432
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,800,504
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 3,983,541
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,083,276
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,546,358
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,652,024
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,507,709
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,436,547
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/54 ................. 5,000,000 5,205,874
Genesee County Funding Corp. (The) ,
Monroe Sustainable Energy Partners LLC , Revenue , 2025 A , 5.5% , 12/01/55 ..... 2,500,000 2,613,323
Rochester Regional Health Obligated Group , Revenue , 2022 A , Refunding , 5.25% ,
12/01/52 ....................................................... 6,250,000 6,323,994
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,273,812
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,301,903
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 585,646
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/40 ................. 715,000 722,757
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/41 ................. 625,000 628,730
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 2,206,549
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 15,000,000 15,262,450
Revenue , 2017 A , Refunding , AG Insured , 4% , 2/15/47 ..................... 13,680,000 13,037,824
Long Island Power Authority ,
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,267,103
Revenue , 2021 A , Refunding , 4% , 9/01/42 ............................... 1,500,000 1,528,072
Revenue , 2022 A , Refunding , 5% , 9/01/43 ............................... 3,170,000 3,420,962
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,667,394
Revenue , 2024 A , Refunding , 5% , 9/01/49 ............................... 3,500,000 3,724,756
Revenue , 2024 A , Refunding , 5% , 9/01/54 ............................... 8,000,000 8,411,552
Revenue , 2024 A , Refunding , 5.25% , 9/01/54 ............................. 2,500,000 2,662,692
d
Revenue , 2025 , Refunding , 5.25% , 9/01/50 .............................. 7,000,000 7,631,844
Metropolitan Transportation Authority ,
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,090,397
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,054,827
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 13,500,000 13,657,973
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,480,084
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,555,358
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 19,878,208
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,573,598
Revenue , 2019 C , AG Insured , 4% , 11/15/45 ............................. 8,000,000 7,675,581
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 17,401,967
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 2,950,000 2,985,988
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 9,334,869
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,682,551
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 8,988,672
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,957,562
Revenue , 2024 A , Refunding , 4% , 11/15/43 .............................. 6,220,000 6,088,459
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 6,000,000 6,494,646

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
d
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ $ 1,250,000 $ 1,310,487
Revenue , 2025 B , Refunding , 5% , 11/15/43 .............................. 1,335,000 1,461,679
c
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 2.67%, 11/15/32 ............ 20,000,000 16,753,398
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/49 ............ 29,545,000 31,099,720
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/50 ............ 10,830,000 11,362,301
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/52 ............ 5,000,000 5,218,547
Dedicated Tax Fund , Revenue , 2024 B-2 , Refunding , 5% , 11/15/48 ............ 3,000,000 3,167,382
Dedicated Tax Fund , Special Tax , 2024 A , 5% , 11/15/49 ..................... 2,500,000 2,631,555
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 7,500,000 7,970,329
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 17,000,000 17,005,885
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,631,766
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,548,865
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,815,000 1,957,182
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... 2,510,000 2,693,403
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,119,829
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 7,592,056
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 674,276
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 1,670,000 1,750,020
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,318,918
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,267,205
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 12,570,000 12,577,868
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 21,550,000 21,563,488
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,408,298
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,417,248
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,394,087
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 1,030,360
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,782,612
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 836,157
New York City Housing Development Corp. ,
Revenue , 2016 C-1-A , 3.45% , 5/01/50 .................................. 750,000 610,523
Revenue , 2016 F-1A , Refunding , 3.3% , 11/01/46 .......................... 485,000 412,441
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 33,613,808
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 8,110,945
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 4,255,983
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 6,989,679
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 4,550,000 4,736,611
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AG Insured , 3% , 1/01/46 . 5,000,000 3,986,152
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 4% , 3/01/45 .... 6,000,000 5,899,217
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 3% , 3/01/49 .... 10,000,000 7,518,865
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... 10,000,000 9,652,405
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,793,131
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 9,211,658
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 5,000,000 5,281,766
Water & Sewer System , Revenue , 2024 AA-1 , 5.25% , 6/15/53 ................ 9,000,000 9,521,853
Water & Sewer System , Revenue , 2024 BB-1 , 5.25% , 6/15/54 ................ 10,745,000 11,356,190

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System , Revenue , 2024 CC-1 , 4.25% , 6/15/54 ................ $ 2,500,000 $ 2,409,768
Water & Sewer System , Revenue , 2025 AA-1 , 5% , 6/15/51 .................. 7,155,000 7,509,253
Water & Sewer System , Revenue , 2025 AA-1 , 5.25% , 6/15/53 ................ 1,000,000 1,064,124
d
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 25,000,000 26,646,675
d
Water & Sewer System , Revenue , 2026 AA-1 , 5% , 6/15/55 .................. 11,500,000 12,044,799
Water & Sewer System , Revenue, Sub. Lien , 2018 BB-1 , 5% , 6/15/46 .......... 15,500,000 15,737,017
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/42 ...................... 7,410,000 7,415,016
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 4,977,441
Future Tax Secured , Revenue , 2024 A-1 , 5% , 5/01/41 ...................... 6,775,000 7,482,401
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,685,911
Future Tax Secured , Revenue , 2024 G-1 , 4.125% , 5/01/52 ................... 6,500,000 6,098,746
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/50 ...................... 4,000,000 4,191,140
Future Tax Secured , Revenue , 2025 H-1 , 5% , 11/01/50 ..................... 4,000,000 4,198,972
Future Tax Secured , Revenue , 2025 H-1 , 5.5% , 11/01/51 .................... 3,000,000 3,270,057
Future Tax Secured , Revenue , 2026 F-1 , 5% , 2/01/50 ...................... 5,000,000 5,265,191
Future Tax Secured , Revenue, Sub. Lien , 2017 E-1 , 5% , 2/01/33 .............. 6,500,000 6,651,934
Future Tax Secured , Revenue, Sub. Lien , 2017 F-1 , 5% , 5/01/42 .............. 17,500,000 17,862,670
Future Tax Secured , Revenue, Sub. Lien , 2019 A-1 , 5% , 8/01/40 .............. 9,340,000 9,794,173
Future Tax Secured , Revenue, Sub. Lien , 2020 B-1 , 4% , 11/01/41 ............. 7,205,000 7,265,116
Future Tax Secured , Revenue, Sub. Lien , 2023 D-1 , 5% , 11/01/46 ............. 10,000,000 10,546,158
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5.25% , 5/01/48 ............. 5,000,000 5,361,257
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5% , 5/01/50 ............... 2,375,000 2,486,741
Future Tax Secured , Revenue, Sub. Lien , 2026 B , 5.25% , 5/01/55 ............. 7,500,000 7,998,081
State of New York , Revenue , 2018 S-3 , 5% , 7/15/43 ........................ 10,000,000 10,359,737
State of New York , Revenue , 2019 S-1 , 5% , 7/15/43 ........................ 17,000,000 17,611,553
State of New York , Revenue , 2020 S-1 , 4% , 7/15/41 ........................ 8,465,000 8,538,272
State of New York , Revenue , 2020 S-1B , 4% , 7/15/41 ...................... 2,465,000 2,479,307
State of New York Building Aid , Revenue , 2026 S-2 , Refunding , 5% , 7/15/43 ..... 2,975,000 3,343,987
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,021,263
e
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 5,600,000 6,013,079
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 13,315,075
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 109,600,344
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 33,290,544
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 4,454,344
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 4% ,
2/15/43 ........................................................ 5,000,000 5,004,229
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 10,584,594
SFP Transmission Project , Revenue , 2023 A , AG Insured , 5% , 11/15/53 ......... 3,000,000 3,160,176
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... 3,970,000 3,977,253
Revenue , 2009 A , AG Insured , 5.625% , 10/01/29 .......................... 245,000 245,673
Revenue , 2009 C , AG Insured , 5% , 10/01/31 ............................. 45,000 45,093
Revenue , 2009 C , AG Insured , 5.125% , 10/01/36 .......................... 60,000 60,118
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,750,000 1,825,787
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/55 .................. 3,000,000 3,098,656
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,515,394
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,930,874
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 1,131,537
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 1,117,238
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 2,014,877

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 $ 5,835,000 $ 4,809,196
Cornell University , Revenue , 2024 A , Refunding , 5.5% , 7/01/54 ............... 12,350,000 13,486,627
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 5,150,000 5,423,891
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/26 ... 6,105,000 6,134,783
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,290,000 14,558,012
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... 4,500,000 4,034,634
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 1,000,000 920,135
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 501,138
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... 4,000,000 4,005,596
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 1,093,827
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 2,066,315
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,946,271
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 939,124
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 2,350,000 2,361,821
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 357,461
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 333,627
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 287,256
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 5,000,000 4,762,669
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 547,841
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,150,000 1,193,528
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,933,258
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 9,693,298
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,183,696
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/47 ................. 1,000,000 1,051,545
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5% , 7/01/45 ............ 1,420,000 1,457,506
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5.25% , 7/01/50 ......... 11,000,000 11,099,625
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,647,572
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 2,590,000 2,672,876
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 4,100,000 4,192,720
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,121,028
New York University , Revenue , 2019 A , 4% , 7/01/45 ........................ 3,415,000 3,387,588
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 25,000,000 25,774,938
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 4,000,000 4,248,766
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 13,747,068
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 6,500,000 5,833,231
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 11,000,000 11,454,423
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 3,082,453
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 18,606,555
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 22,454,730
Orchard Park CCRC, Inc. Obligated Group , Revenue , 2025 A , 5.125% , 11/15/55 .. 1,600,000 1,625,310
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 590,000 624,901
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... 1,775,000 1,860,567
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,000,000 1,038,503
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,095,313
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,086,920
Rockefeller University (The) , Revenue , 2020 A , Refunding , 5% , 7/01/53 ......... 6,500,000 6,724,490
Roswell Park Cancer Institute Corp. Obligated Group , Revenue , 2025 A , AG Insured ,
5.5% , 7/01/50 ................................................... 1,000,000 1,089,960
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/48 ............... 6,250,000 5,586,884
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 198,517

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... $ 725,000 $ 624,381
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ 15,000 15,396
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,401
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 30,000 31,203
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... 12,050,000 12,308,864
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 30,000 31,203
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 19,985,000 19,166,157
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 15,000 15,388
State of New York Personal Income Tax , Revenue , 2017 B-3 , 5% , 2/15/41 ....... 9,895,000 10,159,960
State of New York Personal Income Tax , Revenue , 2024 A , 5.25% , 3/15/52 ...... 18,850,000 19,989,827
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/52 10,000,000 10,443,677
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/55 5,250,000 5,467,499
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 24,142,490
State of New York Sales Tax , Revenue , 2018 C , Refunding , 4% , 3/15/44 ........ 5,310,000 5,272,152
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,483,750
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/51 ........ 6,000,000 6,302,371
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/55 ......... 7,500,000 7,854,288
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 809,190
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... 4,000,000 4,152,373
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,480,356
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/48 .. 7,950,000 8,149,568
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,363,278
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,699,615
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,202,255
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 5,927,529
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 10,345,000 10,538,502
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System , Revenue , 2017 E , 5% , 6/15/47 .......... 6,090,000 6,170,576
New York City Water & Sewer System , Revenue , 2018 B , 5% , 6/15/43 .......... 8,000,000 8,284,009
New York City Water & Sewer System , Revenue , 2018 B , 5% , 6/15/48 .......... 18,610,000 19,118,537
New York City Water & Sewer System , Revenue, Sub. Lien , 2017 A , Refunding , 5% ,
6/15/46 ........................................................ 11,150,000 11,312,081
State of New York State Revolving Fund , Revenue , 2022 B , 5.25% , 9/15/52 ...... 5,000,000 5,339,635
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ...... 3,000,000 2,000,036
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 12,142,223
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 3,308,264
Revenue , 2019 B , BAM Insured , 4% , 1/01/50 ............................. 20,000,000 18,559,468
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 13,481,800
Revenue , 2026 A , Refunding , 5% , 1/01/51 ............................... 1,000,000 1,053,544
Revenue , N , 4% , 1/01/46 ............................................ 10,000,000 9,635,744
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,067,139
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,363,400
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 26,192,918
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,692,337
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,730,899
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,692,331

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... $ 11,000,000 $ 11,389,521
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 26,500,000 25,572,328
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 9,150,000 9,797,598
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 2,130,000 2,104,584
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,454,427
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 17,119,156
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... 450,000 485,137
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 429,222
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... 400,000 426,992
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... 350,000 371,826
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 301,182
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 400,008
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,544,588
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 882,877
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,321,774
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,194,950
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... 2,000,000 2,172,378
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,576,390
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 10,306,712
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 9,607,586
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 10,000,000 10,573,436
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AG Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 12,841,310
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , 5.5% , 12/31/60 ..... 9,250,000 9,489,485
c
JFK Millennium Partners LLC , Revenue , 2024 B , Refunding , AG Insured , 1.642%,
12/31/54 ....................................................... 9,000,000 6,078,917
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 6,500,000 6,823,481
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.125% , 6/30/60 ................. 10,000,000 10,098,787
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 15,224,580
JFK NTO LLC , Revenue , 2024 , 5% , 6/30/60 .............................. 13,000,000 12,726,490
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 5,750,000 5,877,964
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/50 .............................. 3,250,000 3,513,571
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AG Insured , 4% , 12/01/51 ........................ 4,000,000 3,617,295
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 3,000,000 3,102,890
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 2,150,000 2,350,598
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 200,773
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 236,434
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 463,999
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 814,096
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 787,367
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 323,750
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 355,302
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 474,944
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 503,083
Syracuse University , Revenue , 2025 , 5.5% , 12/01/56 ....................... 4,000,000 4,401,086
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ 5,000,000 5,287,779
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 16,296,724
Port Authority of New York & New Jersey ,
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,153,099
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,200,350
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 16,730,000 17,204,787
Revenue , 214th , 5% , 9/01/34 ......................................... 2,500,000 2,673,429

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue , 214th , 4% , 9/01/38 ......................................... $ 5,000,000 $ 5,051,415
Revenue , 221 , 4% , 7/15/45 .......................................... 7,610,000 7,384,727
Revenue , 221 , 4% , 7/15/50 .......................................... 15,250,000 14,069,691
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,230,899
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. 4,000,000 4,464,221
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 2,500,000 2,628,975
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 5,000,000 5,558,460
Revenue , 246 , Refunding , 5% , 9/01/40 ................................. 2,000,000 2,209,876
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 5,000,000 5,419,867
d
Revenue , 251st , Refunding , 5% , 8/15/51 ................................ 1,500,000 1,594,229
Riverhead Industrial Development Agency ,
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5% , 8/01/40 1,390,000 1,480,292
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
8/01/44 ........................................................ 1,855,000 1,939,079
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5.375% ,
8/01/48 ........................................................ 2,100,000 2,159,058
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,062,075
Schenectady County Capital Resource Corp. ,
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/47 ............ 6,590,000 6,628,396
Trustees of Union College , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ......... 700,000 728,200
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... 465,000 487,984
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 400,000 409,140
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 475,000 481,418
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 525,000 527,160
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,866,120
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,538,778
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 3,817,026
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 3,950,000 3,623,993
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 751,836
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 759,185
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,413,311
Triborough Bridge & Tunnel Authority ,
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 7,370,000 7,474,025
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,294,293
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 18,802,545
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,431,864
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 10,357,231
Revenue , 2023 B-1 , 5.25% , 11/15/53 ................................... 4,500,000 4,776,306
c
Revenue, Sub. Lien , 2013 A , Refunding , 2.8%, 11/15/31 ..................... 5,000,000 4,269,739
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 20,761,772
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 3.32%, 11/15/36 ............................... 6,250,000 4,402,719
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 3.71%, 11/15/39 ............................... 1,115,000 676,990
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 4.125% , 5/15/54 ................................ 5,000,000 4,607,611
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 19,000,000 20,157,427
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 8,500,000 9,073,405
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... 9,175,000 8,681,238

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority, (continued)
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/59 ........................... $ 6,545,000 $ 6,896,273
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 10,508,653
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. 180,000 185,730
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. 280,000 287,781
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,200,000 3,452,751
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 4,057,512
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/39 ...... 5,000,000 5,313,721
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,500,000 1,509,629
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 5,981,933
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,372,977
Revenue , 2017 , 5% , 12/15/41 ........................................ 8,500,000 8,790,262
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,864,472
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... 2,500,000 2,520,647
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,519,841
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 2,475,000 2,715,106
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,088,388
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,227,504
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,030,582
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,079,421
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 ......... 1,600,000 1,685,548
2,398,885,449
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 5,900,000 5,442,143
Texas 0.4%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,207,571
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,705,230
11,912,801
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,700,000 5,973,842
Wisconsin 2.2%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 9,025,000 9,649,090
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 5,459,471
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 72,055,000 36,236,683
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 10,875,000 7,308,691
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,514,564
60,168,499
U.S. Territories 2.4%
Guam 0.4%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. 480,000 498,960

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Antonio B Won Pat International Airport Authority, (continued)
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ $ 700,000 $ 747,524
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 851,690
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 593,601
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 685,000 761,744
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 573,814
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... 1,250,000 1,329,398
Revenue , 2024 A , 5% , 10/01/34 ....................................... 670,000 747,430
Revenue , 2024 A , 5.25% , 10/01/41 .................................... 1,400,000 1,512,623
Guam Power Authority ,
Revenue , 2024 A , Refunding , 5% , 10/01/34 .............................. 710,000 803,323
Revenue , 2024 A , Refunding , 5% , 10/01/35 .............................. 500,000 565,482
Revenue , 2024 A , Refunding , 5% , 10/01/36 .............................. 450,000 506,722
Revenue , 2024 A , Refunding , 5% , 10/01/37 .............................. 455,000 506,734
Revenue , 2024 A , Refunding , 5% , 10/01/38 .............................. 575,000 637,652
Revenue , 2024 A , Refunding , 5% , 10/01/40 .............................. 520,000 568,757
Revenue , 2024 A , Refunding , 5% , 10/01/42 .............................. 250,000 269,033
11,474,487
Puerto Rico 2.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,077,599
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 21,757,915
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,095,000 18,742,287
c
Sales Tax , Revenue , A-1 , 5.41%, 7/01/51 ................................ 20,000,000 5,262,148
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 7,150,000 6,927,723
53,767,672
Total U.S. Territories .................................................................... 65,242,159
Total Municipal Bonds (Cost $ 2,642,344,520 ) ...................................
2,625,579,189
Total Long Term Investments (Cost $ 2,649,044,520 ) .............................
2,632,670,013
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
New York 1.0%
f
City of New York ,
GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 1.95% , 3/01/44 .......... 8,000,000 8,000,000
GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 1.9% , 6/01/44 2,400,000 2,400,000
GO , 2020 B-3 , Daily VRDN and Put , 2% , 10/01/46 ......................... 1,700,000 1,700,000
f
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 1.9% , 11/01/31 ............ 3,450,000 3,450,000
f
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 1.9% , 1/01/34 500,000 500,000
f
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue,
Sub. Lien , 2022 DD , Refunding , Daily VRDN and Put , 2% , 6/15/33 ............. 6,700,000 6,700,000

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
f
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2014 D-3 , SPA Mizuho Bank Ltd. , Daily VRDN and Put , 1.9% , 2/01/44 .......... $ 4,200,000 $ 4,200,000
26,950,000
Total Municipal Bonds (Cost $ 26,950,000 ) ......................................
26,950,000
Total Short Term Investments (Cost $ 26,950,000 ) ................................
26,950,000
a
Total Investments (Cost $ 2,675,994,520 ) 99.0% ..................................
$2,659,620,013
Other Assets, less Liabilities 1.0% .............................................
27,665,805
Net Assets 100.0% ...........................................................
$2,687,285,818
See Abbreviations on page 30 .
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $77,907,588, representing 2.9% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,675,994,520
Value - Unaffiliated issuers .................................................................. $2,659,620,013
Cash .................................................................................... 387,942
Receivables:
Capital shares sold ........................................................................ 1,065,968
Interest ................................................................................. 32,297,057
Total assets .......................................................................... 2,693,370,980
Liabilities:
Payables:
Investment securities purchased .............................................................. 48,783
Capital shares redeemed ................................................................... 3,612,699
Management fees ......................................................................... 1,022,479
Distribution fees .......................................................................... 196,128
Transfer agent fees ........................................................................ 410,832
Trustees' fees and expenses ................................................................. 561
Distributions to shareholders ................................................................. 614,530
Accrued expenses and other liabilities ........................................................... 179,150
Total liabilities ......................................................................... 6,085,162
Net assets, at value ................................................................. $2,687,285,818
Net assets consist of:
Paid-in capital ............................................................................. $3,134,013,330
Total distributable earnings (losses) ............................................................. (446,727,512)
Net assets, at value ................................................................. $2,687,285,818

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $338,950,661
Shares outstanding ........................................................................ 33,880,118
Net asset value per share
a ,b
.................................................................. $10.00
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.39
Class A1:
Net assets, at value ....................................................................... $1,539,846,507
Shares outstanding ........................................................................ 153,814,856
Net asset value per share
a ,b
.................................................................. $10.01
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.40
Class C:
Net assets, at value ....................................................................... $28,568,982
Shares outstanding ........................................................................ 2,856,928
Net asset value and maximum offering price per share
a ,b
............................................ $10.00
Class R6:
Net assets, at value ....................................................................... $145,802,725
Shares outstanding ........................................................................ 14,545,720
Net asset value and maximum offering price per share
b
............................................. $10.02
Advisor Class:
Net assets, at value ....................................................................... $634,116,943
Shares outstanding ........................................................................ 63,296,314
Net asset value and maximum offering price per share
b
............................................. $10.02
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $113,657,835
Expenses:
Management fees (Note 3 a ) ................................................................... 12,319,831
Distribution fees: (Note 3c )
    Class A ................................................................................ 824,947
    Class A1 ............................................................................... 1,570,450
    Class C ................................................................................ 240,945
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 236,262
    Class A1 ............................................................................... 1,122,385
    Class C ................................................................................ 26,029
    Class R6 ............................................................................... 24,439
    Advisor Class ............................................................................ 440,193
Custodian fees ............................................................................. 14,934
Reports to shareholders fees .................................................................. 73,103
Registration and filing fees .................................................................... 34,592
Professional fees ........................................................................... 80,442
Trustees' fees and expenses .................................................................. 27,988
Other .................................................................................... 265,139
Total expenses ......................................................................... 17,301,679
Net investment income ................................................................ 96,356,156
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (19,679,511)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 20,701,571
Net realized and unrealized gain (loss) ............................................................ 1,022,060
Net increase (decrease) in net assets resulting from operations .......................................... $97,378,216

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Tax-Free Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $96,356,156 $91,512,848
Net realized gain (loss) ................................................. (19,679,511) (10,118,852)
Net change in unrealized appreciation (depreciation) ........................... 20,701,571 (2,644,926)
Net increase (decrease) in net assets resulting from operations ................ 97,378,216 78,749,070
Distributions to shareholders:
Class A ............................................................. (11,159,778) (11,024,310)
Class A1 ............................................................ (55,422,062) (58,481,094)
Class C ............................................................. (1,104,121) (1,509,318)
Class R6 ............................................................ (4,838,683) (3,644,004)
Advisor Class ........................................................ (22,249,284) (16,509,620)
Total distributions to shareholders .......................................... (94,773,928) (91,168,346)
Capital share transactions: (Note 2 )
Class A ............................................................. (12,925,180) (8,145,236)
Class A1 ............................................................ (150,916,437) (192,084,274)
Class C ............................................................. (18,850,456) (15,949,490)
Class R6 ............................................................ 20,123,905 25,945,467
Advisor Class ........................................................ (5,977,512) 150,412,039
Total capital share transactions ............................................ (168,545,680) (39,821,494)
Net increase (decrease) in net assets ................................... (165,941,392) (52,240,770)
Net assets:
Beginning of year ....................................................... 2,853,227,210 2,905,467,980
End of year ........................................................... $2,687,285,818 $2,853,227,210

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,536,566 $53,887,830 5,280,046 $52,749,156
Shares issued in reinvestment of distributions .......... 1,055,531 10,242,777 1,016,596 10,139,140
Shares redeemed ............................... (7,960,642) (77,055,787) (7,117,954) (71,033,532)
Net increase (decrease) .......................... (1,368,545) $(12,925,180) (821,312) $(8,145,236)
Class A1 Shares:
Shares sold ................................... 2,407,597 $23,419,121 2,432,649 $24,351,967
Shares issued in reinvestment of distributions .......... 4,799,278 46,593,616 4,945,611 49,338,818
Shares redeemed ............................... (22,754,367) (220,929,174) (26,607,907) (265,775,059)
Net increase (decrease) .......................... (15,547,492) $(150,916,437) (19,229,647) $(192,084,274)
Class C Shares:
Shares sold ................................... 272,594 $2,635,253 414,842 $4,143,112
Shares issued in reinvestment of distributions .......... 108,775 1,053,250 144,435 1,439,298
Shares redeemed
a
.............................. (2,324,938) (22,538,959) (2,156,557) (21,531,900)
Net increase (decrease) .......................... (1,943,569) $(18,850,456) (1,597,280) $(15,949,490)
Class R6 Shares:
Shares sold ................................... 7,237,003 $69,553,285 3,835,019 $38,222,250
Shares issued in reinvestment of distributions .......... 355,770 3,459,545 315,717 3,155,329
Shares redeemed ............................... (5,485,594) (52,888,925) (1,544,297) (15,432,112)
Net increase (decrease) .......................... 2,107,179 $20,123,905 2,606,439 $25,945,467
Advisor Class Shares:
Shares sold ................................... 16,423,703 $158,361,754 26,098,559 $259,967,240
Shares issued in reinvestment of distributions .......... 2,213,485 21,515,480 1,606,201 16,039,973
Shares redeemed ............................... (19,230,811) (185,854,746) (12,575,275) (125,595,174)
Net increase (decrease) .......................... (593,623) $(5,977,512) 15,129,485 $150,412,039
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended February 28, 2026, the gross effective investment management fee rate was 0.459% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 28, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$603,262 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 28, 2026, these purchase and sale transactions aggregated $103,050,000 and $142,175,000, respectively.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2026, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $12,461
CDSC retained .............................................................................. $35,137
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 98,020,176
Long term ................................................................................ 337,004,784
Total capital loss carryforwards ............................................................... $435,024,960
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended February 28, 2026 and 2025, was as follows:
At February 28, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2026, aggregated
$383,535,660 and $566,969,927, respectively.
6. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2026, the Fund did not use the Global Credit Facility.
2026 2025
Distributions paid from:
Ordinary income .......................................................... $714,358 $2,112,309
Tax exempt income ........................................................ 94,059,570 89,056,037
$94,773,928 $91,168,346
Cost of investments .......................................................................... $2,675,008,616
Unrealized appreciation ........................................................................ $66,301,221
Unrealized depreciation ........................................................................ (81,689,824)
Net unrealized appreciation (depreciation) .......................................................... $(15,388,603)
Distributable earnings:
Undistributed tax exempt income ................................................................. $4,300,572
4. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 7,090,824 $ 7,090,824
Municipal Bonds ......................... — 2,625,579,189 — 2,625,579,189
Short Term Investments ................... — 26,950,000 — 26,950,000
Total Investments in Securities ........... $— $2,652,529,189 $7,090,824 $2,659,620,013
a
For detailed categories, see the accompanying Schedule of Investments.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Franklin New York Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
New York Tax-Free Income Fund (the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February
28, 2026, including the related notes, and the financial highlights for each of the four years in the period ended February
28, 2026, the period June 1, 2021 to February 28, 2022 and the year ended May 31, 2021 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the four years in the period ended February 28, 2026, the period June 1, 2021 to February 28, 2022 and the year ended May 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, private placement agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
April 17, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Income Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2026:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $94,059,570
Section 163(j) Interest Earned §163(j) $714,358

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4315-AFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin New York Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 30, 2026